Expense Example	Jun. 20, 2025 USD ($)
Global Sustainable Listed Infrastructure Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	363
Expense Example, with Redemption, 5 Years	656
Expense Example, with Redemption, 10 Years	1,490
Global Macro Fund | Global Macro Fund Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	$ 257